Exhibit 99.16

Client Name:
Client Project Name:	JPMMT 2019-LTV1
Start - End Dates:	4/24/2018 - 11/1/2018
Deal Loan Count:	13
Report Run Date:

Loan Level Tape Compare Upload

Loans in Report	9

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
300973674	XXX	Product Type	10/1 ARM	30 Yr Fixed
300993751	XXX	DTI Qualifying (Back)	43.2200	43.1500
300993751	XXX	Product Type	5/1 ARM	30 Yr Fixed
300998361	XXX	Product Type	15 Yr Fixed	30 Yr Fixed
301003608	XXX	Product Type	20 Yr Fixed	30 Yr Fixed
300911656	XXX	DTI Qualifying (Back)	19.6800	23.0900
300911656	XXX	Representative Credit Score for Grading	778	765
300746840	XXX	Combined LTV	80.00	90.00
300746840	XXX	DTI Qualifying (Back)	17.7000	34.8400
300823206	XXX	DTI Qualifying (Back)	22.0000	31.2600
300823206	XXX	Original Appraised Value	XXX	XXX
300823206	XXX	Property Type	SFR	Detached PUD
300994028	XXX	DTI Qualifying (Back)	36.9850	38.7700
300932237	XXX	DTI Qualifying (Back)	40.7280	41.8500

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